Summary - Invesco Charter Fund, Class A, B, C, R and Y | Invesco Charter Fund
Fund Summary - Invesco Charter Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Charter Fund	Class A, Invesco Charter Fund	Class B, Invesco Charter Fund	Class C, Invesco Charter Fund	Class R, Invesco Charter Fund	Class Y, Invesco Charter Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Charter Fund		Class A, Invesco Charter Fund	Class B, Invesco Charter Fund	Class C, Invesco Charter Fund	Class R, Invesco Charter Fund	Class Y, Invesco Charter Fund
Management Fees	[1]	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.12%	1.87%	1.87%	1.37%	0.87%
[1]	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Charter Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Charter Fund	Class A	658	886	1,133	1,838
Class B, Invesco Charter Fund	Class B	690	888	1,211	1,995
Class C, Invesco Charter Fund	Class C	290	588	1,011	2,190
Class R, Invesco Charter Fund	Class R	139	434	750	1,646
Class Y, Invesco Charter Fund	Class Y	89	278	482	1,073

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Charter Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Charter Fund	Class A	658	886	1,133	1,838
Class B, Invesco Charter Fund	Class B	190	588	1,011	1,995
Class C, Invesco Charter Fund	Class C	190	588	1,011	2,190
Class R, Invesco Charter Fund	Class R	139	434	750	1,646
Class Y, Invesco Charter Fund	Class Y	89	278	482	1,073

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests primarily in equity securities.

The Fund may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

The Fund can invest in derivatives, including index futures and forward foreign currency contracts.

Index futures can be used to gain exposure to the broad market by equitizing cash and as a hedge against downside risk. A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2009): 16.50% Worst Quarter (ended December 31, 2008): -19.51%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Invesco Charter Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Invesco Charter Fund	Class A shares: Inception (11/26/1968)		Return Before Taxes		(5.60%)	0.59%	3.57%	Nov. 26, 1968
Return Before Taxes Class B, Invesco Charter Fund	Class B shares: Inception (6/26/1995)				(5.79%)	0.59%	3.55%	Jun. 26, 1995
Return Before Taxes Class C, Invesco Charter Fund	Class C shares: Inception (8/4/1997)				(1.83%)	0.97%	3.40%	Aug. 04, 1997
Return Before Taxes Class R, Invesco Charter Fund	Class R shares: Inception (6/3/2002)	[1]			(0.36%)	1.47%	3.89%	Jun. 03, 2002
Return Before Taxes Class Y, Invesco Charter Fund	Class Y shares: Inception (10/3/2008)	[2]			0.11%	1.90%	4.24%	Oct. 03, 2008
Return After Taxes on Distributions Class A, Invesco Charter Fund	Class A shares: Inception (11/26/1968)		Return After Taxes on Distributions		(5.69%)	0.46%	3.46%	Nov. 26, 1968
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Charter Fund	Class A shares: Inception (11/26/1968)		Return After Taxes on Distributions and Sale of Fund Shares		(3.52%)	0.49%	3.08%	Nov. 26, 1968
Summary - Invesco Charter Fund, Class A, B, C, R and Y S&P 500 Index			S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Summary - Invesco Charter Fund, Class A, B, C, R and Y Russell 1000 Index			Russell 1000® Index	(reflects no deductions for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Summary - Invesco Charter Fund, Class A, B, C, R and Y Lipper Large-Cap Core Funds Index			Lipper Large-Cap Core Funds Index		0.09%	(0.60%)	2.16%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.